RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]

11. RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

	Year ended
	December 31,	December 31,
	2024	2023
Salaries and fees	$1,713	$1,718
Share-based payments	2,042	1,560
Total related party expenses	$3,755	$3,278

As at December 31, 2024, the Company had $0.6 million (December 31, 2023 - $0.6 million) due to directors and management related to remuneration and expense reimbursements, which have been included in accounts payable and accrued liabilities. As at December 31, 2024, the Company had $Nil (December 31, 2023 - $Nil) due from directors and management.